Cover	Oct. 29, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Registrant Name	Forbright, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43343
Entity Tax Identification Number	26-3126112
Entity Address, Address Line One	4445 Willard Avenue, Suite 1000
Entity Address, City or Town	Chevy Chase
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20815
City Area Code	301
Local Phone Number	299-8810
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	FRBT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001925062